UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10407

Master Portfolio Trust
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544
                              or
Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: August 31
Date of reporting period: February 28, 2010

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

16 | Tax Free Reserves Portfolio 2010 Semi-Annual Report

Schedule of investments (unaudited)
February 28, 2010

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value

Short-Term Investments — 99.9%

Alabama — 1.7%

Huntsville, AL, Health Care Authority, TECP, Huntsville Hospital	0.350%	3/2/10	$ 7,300,000	$7,300,000

Huntsville, AL, Health Care Authority, TECP, Huntsville Hospital	0.180%	3/2/10	3,700,000	3,700,000

Huntsville, AL, Health Care Authority, TECP, Huntsville Hospital	0.280%	4/6/10	8,250,000	8,250,000

Huntsville, AL, Health Care Authority, TECP, Huntsville Hospital	0.250%	8/5/10	11,800,000	11,800,000

Mobile, AL, Downtown Redevelopment Authority Revenue, Austal USA LLC Project, LOC-Westpac Banking Corp.	0.180%	3/4/10	9,000,000	9,000,000	(a)

Total Alabama				40,050,000

Alaska — 0.3%

Alaska Housing Finance Corp., Home Mortgage Revenue	0.140%	3/4/10	2,580,000	2,580,000	(a)

Alaska Industrial Development & Export Authority Revenue, Greater Fairbanks Community Hospital Foundation Inc., LOC-Bank of Montreal	0.180%	3/4/10	5,135,000	5,135,000	(a)

Total Alaska				7,715,000

Arizona — 1.3%

Glendale, AZ, IDA, TECP, LOC-Wells Fargo Bank N.A.	0.280%	4/27/10	9,500,000	9,500,000

Maricopa County, AZ, IDA, MFH Revenue, Refunding, Sonora Vista II Apartments, LOC-Wells Fargo Bank N.A.	0.350%	3/4/10	1,290,000	1,290,000	(a)(b)

Phoenix, AZ, Civic Improvement Corp., Airport Revenue, BAN, LOC-Bank of America N.A.	0.250%	4/6/10	9,430,000	9,430,000

Phoenix, AZ, IDA, MFH Revenue, Refunding, Sunrise Vista Apartments-A, LOC-Wells Fargo Bank N.A.	0.350%	3/4/10	2,165,000	2,165,000	(a)(b)

Tempe, AZ, Transportation Excise Tax Revenue, SPA-Royal Bank of Canada	0.200%	3/3/10	7,555,000	7,555,000	(a)

Yavapai County, AZ, Highway Construction Advancement Revenue, LOC-Landesbank Hessen-Thuringen	0.270%	3/4/10	1,700,000	1,700,000	(a)

Total Arizona				31,640,000

California — 6.5%

ABAG Finance Authority for Nonprofit Corp., CA,

Revenue:

Acacia Creek at Union Project, SPA-Bank of America N.A.	0.160%	3/1/10	15,600,000	15,600,000	(a)

California Alumni Association Project, LOC-Bank of America N.A.	0.170%	3/4/10	2,015,000	2,015,000	(a)

Alameda, CA, Public Financing Authority, Multi-Family Revenue, LIQ-FNMA	0.180%	3/4/10	4,215,000	4,215,000	(a)

California MFA Revenue, Gideon Hausner Jewish Day, LOC-U.S. Bank NA	0.180%	3/4/10	1,500,000	1,500,000	(a)

California MFA Solid Waste Revenue, Allied Waste North America Inc., LOC-Bank of America N.A.	0.250%	3/4/10	1,000,000	1,000,000	(a)(b)

California State Department of Water Resources, Power Supply Revenue, LOC-Bank of New York	0.160%	3/4/10	200,000	200,000	(a)

California State, GO:

Kindergarten-University, LOC-Citibank N.A.	0.110%	3/1/10	400,000	400,000	(a)

Kindergarten-University, LOC-Citibank N.A.	0.120%	3/1/10	8,100,000	8,100,000	(a)

LOC-Bank of Montreal	0.100%	3/1/10	5,000,000	5,000,000	(a)

LOC-Landesbank Hessen-Thuringen	0.140%	3/1/10	1,300,000	1,300,000	(a)

California Statewide CDA Revenue:

Santa Barbara Cottage Hospital	0.160%	3/4/10	900,000	900,000	(a)

The Pegasus School, LOC-Bank of America N.A.	0.170%	3/4/10	140,000	140,000	(a)

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2010 Semi-Annual Report | 17

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value

California — continued

California Statewide CDA, MFH Revenue, Avian Glen Apartments Project, LOC-Citibank N.A.	0.220%	3/4/10	$ 790,000	$790,000	(a)(b)

California Statewide CDA, TECP, Kaiser Permanente	0.250%	5/19/10	4,100,000	4,100,000

California Statewide CDA, TECP, Kaiser Permanente	0.300%	8/11/10	5,700,000	5,700,000

California Statewide CDA, TECP, Kaiser Permanente	0.320%	3/11/10	4,500,000	4,500,000

Contra Costa County, CA, MFH Revenue, Pleasant Hill BART Transit, LOC-Bank of America N.A.	0.200%	3/4/10	2,200,000	2,200,000	(a)(b)

Daly City, CA, HFA, Multifamily Revenue, Serramonte Del Rey	0.160%	3/4/10	4,900,000	4,900,000	(a)

East Bay, CA, MUD Water Systems Revenue	1.000%	3/1/11	4,800,000	4,800,000	(c)

East Bay, CA, MUD Water Systems Revenue, TECP	0.180%	3/8/10	4,300,000	4,300,000

East Bay, CA, MUD Water Systems Revenue, TECP	0.220%	3/9/10	3,100,000	3,100,000

East Bay, CA, MUD Water Systems Revenue, TECP	0.250%	4/1/10	5,100,000	5,100,000

East Bay, CA, MUD Water Systems Revenue, TECP	0.300%	4/7/10	5,000,000	5,000,000

Hemet, CA, MFH Revenue, Sunwest Retirement, LIQ-FHLMC	0.160%	3/4/10	100,000	100,000	(a)

Hesperia, CA, Public Financing Authority Revenue, 1993 Street Improvement Project, LOC-Bank of America N.A.	0.200%	3/3/10	1,130,000	1,130,000	(a)

Irvine, CA, Improvement Bond Act 1915, Revenue Limited Obligation Reassessment District 85-7, AGM, SPA-Dexia Credit Local	0.160%	3/1/10	6,022,000	6,022,000	(a)

Los Angeles, CA, Department of Water & Power, SPA-Banco Bilboa Vizcaya	0.130%	3/1/10	12,500,000	12,500,000	(a)

Los Angeles, CA, Regional Airports Improvement Corp. Lease Revenue, Sublease Los Angeles International LAX 2, LOC-Societe Generale	0.140%	3/1/10	14,700,000	14,700,000	(a)

Metropolitan Water District of Southern California	0.250%	3/7/11	10,000,000	10,000,000	(c)

Morgan Hill, CA, RDA Tax Allocation, Ojo De Agua Redevelopment Project, LOC-Scotiabank	0.170%	3/4/10	8,150,000	8,150,000	(a)

Orange County, CA, Apartment Development Revenue, Villas Aliento, FNMA, LIQ-FNMA	0.170%	3/4/10	1,000,000	1,000,000	(a)

Orange County, CA, Improvement Bond, Assessment District No. 88-1, LOC-KBC Bank N.V.	0.110%	3/1/10	750,000	750,000	(a)

Riverside County, CA IDA, IDR, Spenuzza Inc. Project, LOC-Bank of America N.A.	0.500%	3/4/10	2,060,000	2,060,000	(a)(b)

Santa Maria, CA, Joint Unified High School District, COP, LOC-Bank of America	0.500%	3/4/10	765,000	765,000	(a)

Southern California Public Power Authority Project Revenue, LOC-KBC Bank N.V.	0.180%	3/3/10	5,100,000	5,100,000	(a)

Turlock, CA, COP, Capital Improvement & Refunding Project, LOC-Societe Generale	0.110%	3/1/10	1,835,000	1,835,000	(a)

West Basin, CA, Municipal Water District Revenue, COP, SPA-Dexia Credit Local	0.210%	3/3/10	6,685,000	6,685,000	(a)

Total California				155,657,000

Colorado — 1.9%

Colorado Educational & Cultural Facilities Authority Revenue, National Jewish Federation Bond Program, LOC-Bank of America	0.170%	3/1/10	4,700,000	4,700,000	(a)

Colorado Educational and Cultural Facilities, Nature Conservancy, Project A	0.200%	3/4/10	800,000	800,000	(a)

See Notes to Financial Statements.

18 | Tax Free Reserves Portfolio 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
February 28, 2010

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value

Colorado — continued

Colorado Health Facilities Authority Revenue:

Catholic Health, SPA-Landesbank Baden-Wurttemberg	0.220%	3/3/10	$3,100,000	$3,100,000	(a)

North Colorado Medical Center Inc. Project, LOC-Wells Fargo Bank N.A.	0.130%	3/1/10	7,000,000	7,000,000	(a)

Colorado HFA, EDR:

Lehman Communications Corp., LOC-Wells Fargo Bank N.A.	0.350%	3/4/10	4,400,000	4,400,000	(a)(b)

Warneke Paper Box Co. Project, LOC-Wells Fargo Bank N.A.	0.350%	3/4/10	1,020,000	1,020,000	(a)(b)

Colorado HFA, MFH, SPA-FHLB	0.210%	3/3/10	1,285,000	1,285,000	(a)(b)

Colorado HFA, Multi-Family, Loretto, FNMA, LIQ- FNMA	0.170%	3/3/10	900,000	900,000	(a)

Colorado Housing & Finance Authority:

Multi-Family, SPA-FHLB	0.270%	3/3/10	5,690,000	5,690,000	(a)(b)

Single-Family Mortgage, SPA-FHLB	0.220%	3/3/10	3,960,000	3,960,000	(a)(b)

Colorado Springs, CO, Utilities Revenue:

SPA-Dexia Credit Local	0.200%	3/4/10	2,595,000	2,595,000	(a)

Subordinated Lien Improvement, SPA-Dexia Credit Local	0.230%	3/4/10	2,900,000	2,900,000	(a)

Denver, CO, City & County COP, SPA-JPMorgan Chase	0.120%	3/1/10	430,000	430,000	(a)

Denver, CO, Urban Renewal Authority Tax Increment Revenue, Stapleton, LOC-U.S. Bank N.A.	0.200%	3/4/10	1,470,000	1,470,000	(a)

Englewood, CO, MFH Revenue, Marks West Apartments LLC, LIQ-FHLMC	0.180%	3/4/10	1,050,000	1,050,000	(a)

Fort Collins, CO, EDR, Custom Blending Inc., LOC-Wells Fargo Bank N.A.	0.350%	3/4/10	3,840,000	3,840,000	(a)(b)

Total Colorado				45,140,000

Connecticut — 0.4%

Branford, CT, GO, BAN	2.000%	9/8/10	2,000,000	2,015,406

Connecticut State HEFA Revenue, Yale University	0.120%	3/1/10	800,000	800,000	(a)

Connecticut State HFA, Housing Mortgage Finance Program, SPA-FHLB	0.250%	3/4/10	2,100,000	2,100,000	(a)(b)

New Haven, CT, TECP:

LOC-Landesbank Hessen-Thuringen	0.230%	3/8/10	1,918,000	1,918,000

LOC-Landesbank Hessen-Thuringen	0.250%	3/25/10	1,500,000	1,500,000

LOC-Landesbank Hessen-Thuringen	0.330%	5/6/10	1,900,000	1,900,000

Total Connecticut				10,233,406

Delaware — 0.6%

Delaware State Health Facilities Authority Revenue, Beebe Medical Center Project, LOC-PNC Bank	0.190%	3/4/10	4,820,000	4,820,000	(a)

University of Delaware Revenue, SPA-Bank of America	0.120%	3/1/10	10,600,000	10,600,000	(a)

Total Delaware				15,420,000

District of Columbia — 1.9%

District of Columbia Housing Finance Agency, MFH Revenue, Pentacle Apartments Project, FHLMC, LOC-FHLMC	0.210%	3/4/10	3,860,000	3,860,000	(a)

District of Columbia Revenue:

American Psychological Association, LOC-Bank of America	0.220%	3/4/10	255,000	255,000	(a)

George Washington University, LOC-Bank of America N.A.	0.160%	3/3/10	12,350,000	12,350,000	(a)

Metropolitan Washington, DC, Airports Authority, AGM, SPA-Dexia Credit Local	0.250%	3/3/10	21,340,000	21,340,000	(a)(b)

Metropolitan Washington, DC, Airports Authority, TECP, Airport System Revenue, LOC-JPMorgan Chase	0.330%	8/11/10	6,400,000	6,400,000

Total District of Columbia				44,205,000

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2010 Semi-Annual Report | 19

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value

Florida — 9.3%

Alachua County, FL, Health Facilities Authority, Shands Teaching Hospital, LOC-SunTrust Bank	0.200%	3/1/10	$21,250,000	$21,250,000	(a)

Broward County, FL, School Board, COP, AGM, SPA-Dexia Credit Local	0.200%	3/4/10	4,000,000	4,000,000	(a)

Florida Municipal Loan Council, TECP, LOC-Bank of America	0.200%	3/1/10	3,800,000	3,800,000

Hillsborough County, FL, School Board COP, Master Lease, NATL, LOC-Wachovia Bank N.A.	0.130%	3/1/10	21,475,000	21,475,000	(a)

Jacksonville, FL, Economic Development Commission Hospital Revenue, Shands Jacksonville Medical Center Inc., LOC-Wachovia Bank N.A.	0.130%	3/1/10	2,105,000	2,105,000	(a)

Jacksonville, FL, Economic Development Commission Revenue, The YMCA of Florida’s First Coast Project, LOC-Bank of America	0.500%	3/4/10	1,135,000	1,135,000	(a)

Jacksonville, FL, Electric Authority, TECP:

LOC-Dexia Credit Local	0.250%	3/9/10	15,565,000	15,565,000

LOC-JPMorgan Chase	0.170%	3/2/10	16,500,000	16,500,000

LOC-JPMorgan Chase	0.300%	8/5/10	6,300,000	6,300,000

Jacksonville, FL, Health Facilities Authority:

Hospital Revenue, Baptist Medical Center Project	0.130%	3/1/10	11,900,000	11,900,000	(a)

Hospital Revenue, Baptist Medical Center Project, LOC-Bank of America N.A.	0.130%	3/1/10	4,400,000	4,400,000	(a)

LOC-Bank of America	0.130%	3/1/10	1,000,000	1,000,000	(a)

JEA District, FL, Electric System Revenue, SPA-Wachovia Bank N.A.	0.130%	3/1/10	14,525,000	14,525,000	(a)

JEA District, FL, TECP, LOC-Landesbank Hessen-Thuringen	0.320%	3/2/10	20,400,000	20,400,000

Lakeland, FL, Education Facilities Revenue, Florida Southern College Project, LOC-SunTrust Bank	0.240%	3/3/10	10,015,000	10,015,000	(a)(e)

Lee County, FL, IDA, North Fort Myers Utility Inc., LOC-SunTrust Bank	0.420%	3/3/10	5,100,000	5,100,000	(a)(b)

Orange County, FL, EFA Revenue, Rollins College Project, LOC-Bank of America N.A.	0.130%	3/1/10	1,000,000	1,000,000	(a)

Orange County, FL, Health Facilities Authority Revenue:

Hospitals, Orlando Regional Healthcare, AGM, SPA-Dexia Credit Local	0.150%	3/1/10	8,300,000	8,300,000	(a)

Presbyterian Retirement Communities Inc., LOC-Branch Banking & Trust	0.180%	3/4/10	6,675,000	6,675,000	(a)

Orange County, FL, School Board COP, LOC-Wachovia Bank N.A.	0.130%	3/1/10	1,000,000	1,000,000	(a)

Pinellas County, FL, Health Facilities Authority Revenue, Hospital Facilities, Bayfront Hospital, LOC-SunTrust Bank	0.200%	3/1/10	22,000,000	22,000,000	(a)

Polk County, FL, IDA, IDR, Winter Haven Hospital Project, LOC-SunTrust Bank	0.200%	3/1/10	5,800,000	5,800,000	(a)

Seminole County, FL, IDA Revenue, Harvest Time International Inc. Project, LOC-Fifth Third Bank	0.290%	3/5/10	9,600,000	9,600,000	(a)

Sunshine State, FL, Governmental Financing Commission Revenue, LOC-Dexia Credit Local	0.290%	3/3/10	7,300,000	7,300,000	(a)

Total Florida				221,145,000

Georgia — 3.0%

Atlanta, GA Development Authority Revenue, Georgia Aquarium Inc. Project, LOC-SunTrust Bank & FHLB	0.190%	3/3/10	5,000,000	5,000,000	(a)

Atlanta, GA, Urban Residential Finance Authority, MFH Revenue, Crogman School Apartments Project, LOC-SunTrust Bank	0.420%	3/3/10	4,725,000	4,725,000	(a)(b)

See Notes to Financial Statements.

20 | Tax Free Reserves Portfolio 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
February 28, 2010

Tax Free Reserves Portfolio
Security	Rate	Maturity Date	Face Amount	Value

Georgia — continued

De Kalb County, GA, HFA, Dekalb Medical Center Inc. Project, LOC-SunTrust Bank	0.270%	3/3/10	$2,510,000	$2,510,000	(a)

Douglas County, GA, Development Authority, IDR, Pandosia LLC Project, LOC-Wells Fargo Bank N.A.	0.250%	3/4/10	2,645,000	2,645,000	(a)(b)

Floyd County, GA, Development Authority Revenue, Berry College Inc. Project, LOC-FHLB, SunTrust Bank	0.190%	3/3/10	5,760,000	5,760,000	(a)

Fulton County, GA, Development Authority Revenue, Children’s Health Care of Atlanta Foundation Inc., SPA-Landesbank Hessen-Thuringen	0.200%	3/3/10	28,600,000	28,600,000	(a)

Gainesville & Hall County, GA, Hospital Authority Revenue, Anticipatory CTFS, Northeast Georgia Health System Inc. LOC-Wachovia Bank N.A.	0.130%	3/1/10	7,400,000	7,400,000	(a)

Houston County, GA, Development Authority Sewer Facility Revenue, Perdue Farms Inc. Project, LOC-Rabobank Nederland	0.340%	3/3/10	5,350,000	5,350,000	(a)(b)

Municipal Electric Authority, GA, TECP, LOC-Landesbank Hessen-Thuringen	0.350%	3/2/10	6,150,000	6,150,000

Thomasville, GA, Hospital Authority Revenue, Anticipation CTFS, John Archbold Medical Center Inc., LOC-Branch Banking & Trust	0.190%	3/4/10	3,835,000	3,835,000	(a)

Total Georgia				71,975,000

Illinois — 4.3%

Aurora, IL, Keson Industries Inc. Project, LOC-Harris Trust and Savings Bank	0.470%	3/4/10	2,050,000	2,050,000	(a)(b)

Bloomington, IL, Normal Airport Authority, SPA-Bank One N.A.	0.210%	3/3/10	3,300,000	3,300,000	(a)

Chicago, IL, GO, SPA-JPMorgan Chase	0.120%	3/1/10	5,850,000	5,850,000	(a)

Chicago, IL, Midway Airport Revenue, TECP, LOC-JPMorgan Chase	0.350%	5/5/10	978,000	978,000

Chicago, IL, Renaissance Center LP, LOC-Harris Trust and Savings Bank	0.470%	3/4/10	2,450,000	2,450,000	(a)(b)

Chicago, IL, Wastewater Transmission Revenue, LOC-Bank of America N.A.	0.140%	3/1/10	2,100,000	2,100,000	(a)

Chicago, IL, Water Revenue, SPA-JPMorgan Chase	0.140%	3/1/10	3,800,000	3,800,000	(a)

Cook County, IL, Community High School District No. 228 Bremen, GO, LOC-Assured Guaranty	3.000%	12/15/10	900,000	917,469

Du Page County, IL, Revenue, Morton Arboretum Project, LOC-Bank of America N.A.	0.200%	3/4/10	750,000	750,000	(a)

Illinois Development Finance Authority Revenue, Evanston Northwestern Healthcare, SPA-JPMorgan Chase	0.140%	3/1/10	10,580,000	10,580,000	(a)

Illinois DFA:

Chicago Educational Television Association, LOC-LaSalle Bank N.A.	0.210%	3/3/10	200,000	200,000	(a)

Glenwood School for Boys, LOC-Harris Bank	0.200%	3/4/10	4,500,000	4,500,000	(a)

PCR, Amoco Oil Co. Project	0.110%	3/1/10	6,500,000	6,500,000	(a)

Illinois Finance Authority, IDR, Transparent Container Project, LOC-Bank One N.A.	1.750%	3/4/10	1,130,000	1,130,000	(a)(b)

Illinois Finance Authority Revenue:

Central Dupage, LIQ-JPMorgan Chase	0.140%	3/1/10	17,815,000	17,815,000	(a)

Illinois College, LOC-U.S. Bank	0.200%	3/4/10	2,100,000	2,100,000	(a)

Loyola Academy, LOC-JPMorgan Chase	0.250%	3/3/10	10,000,000	10,000,000	(a)

Murphy Machine Products Inc, LOC-Bank of America N.A.	0.350%	3/4/10	3,740,000	3,740,000	(a)(b)

University of Chicago Medical Center, LOC-Bank of America N.A.	0.120%	3/1/10	2,700,000	2,700,000	(a)

University of Chicago Medical Center, LOC-Bank of Montreal	0.120%	3/1/10	4,175,000	4,175,000	(a)

University of Chicago Medical Center, LOC-JPMorgan Chase	0.120%	3/1/10	3,500,000	3,500,000	(a)

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2010 Semi-Annual Report | 21

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value

Illinois — continued

Illinois Health Facilities Authority Revenue, Evanston Hospital Corp., SPA-JPMorgan Chase	0.190%	3/4/10	$2,600,000	$2,600,000	(a)

Lake County, IL, MFH Revenue, Whispering Oaks Apartments Project, FHLMC, LOC-FHLMC	0.200%	3/4/10	3,250,000	3,250,000	(a)

Morton Grove, IL, Cultural Facilities Revenue, Illinois Holocaust Museum & Education, LOC-LaSalle Bank N.A.	0.190%	3/4/10	1,800,000	1,800,000	(a)

Romeoville, IL, Revenue, Lewis University, LOC-JPMorgan Chase	0.170%	3/1/10	6,580,000	6,580,000	(a)

Total Illinois				103,365,469

Indiana — 1.8%

Fort Wayne, IN, Waterworks Utility Revenue, BAN	0.600%	2/10/11	900,000	900,000

Indiana Finance Authority Hospital Revenue:

Clarian Health Partners Inc., LOC-Branch Banking & Trust	0.190%	3/3/10	2,135,000	2,135,000	(a)

Floyd Memorial Hospital & Health Services, LOC-Branch Banking & Trust	0.140%	3/1/10	4,420,000	4,420,000	(a)

Indiana Health Facilities Financing Authority, Hospital Revenue:

Community Hospitals Project of Indiana Inc., LOC-Bank of America N.A.	0.200%	3/4/10	375,000	375,000	(a)

Deaconess Hospital Inc., LOC-Fifth Third Bank	0.280%	3/3/10	4,775,000	4,775,000	(a)

Indiana State Finance Authority Revenue:

Lease Appropriation, SPA-JPMorgan Chase	0.140%	3/1/10	12,000,000	12,000,000	(a)

Marquette Project, LOC-Branch Banking & Trust	0.210%	3/4/10	5,100,000	5,100,000	(a)

St. Joseph County, IN, EFA Revenue, University of Notre Dame du Lac Project, SPA-Banco Bilbao Vizcaya	0.150%	3/4/10	10,000,000	10,000,000	(a)

Whitley County, IN, EDR, Micopulse Inc. Project, LOC-Wells Fargo Bank N.A.	0.350%	3/4/10	3,055,000	3,055,000	(a)(b)

Total Indiana				42,760,000

Iowa — 0.6%

Iowa Finance Authority, Health Facilities Revenue:

Iowa Health System, LOC-JPMorgan Chase	0.140%	3/1/10	700,000	700,000	(a)

Iowa Health System, LOC-Wells Fargo Bank N.A.	0.130%	3/1/10	6,800,000	6,800,000	(a)

Iowa Finance Authority, IDR:

Embria Health Sciences Project, LOC-Wells Fargo Bank	0.350%	3/4/10	3,200,000	3,200,000	(a)(b)

PowerFilm Inc. Project, LOC-Bank of America N.A.	0.300%	3/4/10	1,800,000	1,800,000	(a)(b)

Iowa Finance Authority, Single-Family Revenue, GNMA, FNMA, SPA-FHLB	0.200%	3/4/10	2,575,000	2,575,000	(a)(b)

Iowa Higher Education Loan Authority Revenue, Private College, University of Dubuque, LOC-Northern Trust Co.	0.140%	3/1/10	400,000	400,000	(a)

Total Iowa				15,475,000

Kansas — 0.3%

Kansas State Department of Transportation Highway Revenue:

SPA-Dexia Credit Local & Westdeutsche Landesbank	0.180%	3/4/10	2,000,000	2,000,000	(a)

SPA-JPMorgan Chase	0.150%	3/3/10	5,000,000	5,000,000	(a)

Total Kansas				7,000,000

Kentucky — 1.7%

Henderson County, KY, Hospital Facilities Revenue, Community United Methodist Hospital Inc., LOC-Fifth Third Bank	0.290%	3/5/10	4,019,000	4,019,000	(a)

Kentucky Economic Development Finance Authority, Hospital Facilities Revenue, Baptist Healthcare System, LOC-Branch Banking & Trust	0.160%	3/3/10	10,000,000	10,000,000	(a)

See Notes to Financial Statements.

22 | Tax Free Reserves Portfolio 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
February 28, 2010

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value

Kentucky — continued

Kentucky Housing Corp., Housing Revenue	0.230%	3/3/10	$9,800,000	$9,800,000	(a)(b)

Kentucky Housing Corp., Housing Revenue:

SPA-Kentucky Housing Corp.	0.230%	3/3/10	1,800,000	1,800,000	(a)(b)

SPA-Kentucky Housing Corp.	0.230%	3/4/10	1,620,000	1,620,000	(a)(b)

Richmond, KY, League of Cities Funding Trust, Lease Program Revenue, LOC-U.S. Bank	0.180%	3/5/10	8,490,000	8,490,000	(a)

Warren County, KY, Revenue, WKU Student Life Foundation Inc., LOC-JPMorgan Chase	0.160%	3/4/10	980,000	980,000	(a)

Williamstown, KY, League of Cities Funding Trust Lease Revenue, LOC-U.S. Bank N.A.	0.180%	3/5/10	4,500,000	4,500,000	(a)

Total Kentucky				41,209,000

Louisiana — 3.9%

Louisiana Local Government Environmental Facilities & CDA Revenue, Healthcare Facilities Baton, LOC-LaSalle Bank	0.230%	3/4/10	11,520,000	11,520,000	(a)

Louisiana PFA Revenue:

Tiger Atletic, LOC-Capital One N.A., FHLB	0.180%	3/4/10	14,000,000	14,000,000	(a)

Tiger Atletic, LOC-Capital One N.A., LOC-FHLB	0.180%	3/4/10	5,450,000	5,450,000	(a)

Louisiana State Offshore Terminal Authority, Deepwater Port Revenue:

Loop LLC Project, LOC-SunTrust Bank	0.200%	3/1/10	10,750,000	10,750,000	(a)

Loop LLC Project, LOC-SunTrust Bank	0.260%	3/3/10	34,100,000	34,100,000	(a)

St. James Parish, LA, Revenue, TECP	0.240%	3/11/10	4,700,000	4,700,000

St. Tammany Parish, LA, Development District Revenue, Rooms to Go St. Tammany LLC, LOC-SunTrust Bank	0.270%	3/3/10	13,000,000	13,000,000	(a)

Total Louisiana				93,520,000

Maryland — 6.8%

Baltimore County, MD, EDR, Republic Services Inc. Project, LOC-Bank of America	0.300%	3/4/10	1,100,000	1,100,000	(a)(b)

Howard County, MD, Revenue, Refunding, Glenelg Country School, LOC-PNC Bank N.A.	0.190%	3/5/10	3,015,000	3,015,000	(a)

John Hopkins University Revenue, TECP	0.300%	3/4/10	1,000,000	1,000,000

John Hopkins University Revenue, TECP	0.330%	3/8/10	4,353,000	4,353,000

John Hopkins University Revenue, TECP	0.300%	3/9/10	10,000,000	10,000,000

John Hopkins University Revenue, TECP	0.340%	4/6/10	2,000,000	2,000,000

John Hopkins University Revenue, TECP	0.350%	4/7/10	12,000,000	12,000,000

Maryland Health & Higher EFA, TECP	0.190%	3/11/10	5,300,000	5,300,000

Maryland Health & Higher EFA, TECP	0.240%	5/6/10	1,900,000	1,900,000

Maryland Health & Higher EFA, TECP	0.270%	8/10/10	5,000,000	5,000,000

Maryland Health & Higher EFA, TECP	0.270%	8/11/10	1,900,000	1,900,000

Maryland Industrial Development Financing Authority, EDR, Paul Reed Smith Guitars, LOC-PNC Bank N.A.	0.270%	3/5/10	6,500,000	6,500,000	(a)(b)

Maryland State Economic Development Corp. Revenue:

Santa Barbara Court LLC Project, LOC-PNC Bank N.A.	0.270%	3/5/10	6,500,000	6,500,000	(a)(b)

Your Public Radio Corp. Project, LOC-PNC Bank	0.190%	3/5/10	3,855,000	3,855,000	(a)

Maryland State Health & Higher EFA Revenue:

Holton-Arms School, LOC-SunTrust Bank	0.270%	3/3/10	4,800,000	4,800,000	(a)

John Hopkins University Stone Ridge School of the Sacred Heart, LOC-SunTrust Bank	0.270%	3/3/10	11,200,000	11,200,000	(a)

University of Maryland Medical System LOC-PNC Bank N.A.	0.170%	3/1/10	1,000,000	1,000,000	(a)

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2010 Semi-Annual Report | 23

Tax Free Reserves Portfolio

		Maturity	Face
Security	Rate	Date	Amount	Value

Maryland — continued

Maryland State Stadium Authority Sports Facilities Lease, LIQ-Bank of America	0.250%	3/3/10	$28,285,000	$28,285,000	(a)(b)

Maryland State Stadium Authority Sports Facilities Lease Revenue, Refunding, Football Stadium, SPA-Dexia Credit Local	0.200%	3/4/10	9,235,000	9,235,000	(a)

Montgomery County, MD, Housing Opportunities Commission
Multi-Family Revenue, Housing Development, GNMA/FNMA/FHLMC, FHA, SPA-PNC Bank N.A.	0.230%	3/4/10	13,150,000	13,150,000	(a)(b)

Washington County, MD, EDR, St. James School Project, LOC-PNC Bank NA	0.190%	3/4/10	3,100,000	3,100,000	(a)

Washington Suburban Sanitation District, MD, GO:

BAN, SPA-Helaba	0.260%	3/3/10	19,600,000	19,600,000	(a)

BAN, SPA-Landesbank Hessen-Thuringen	0.250%	3/3/10	7,200,000	7,200,000	(a)

Total Maryland				161,993,000

Massachusetts — 2.8%

Malden, MA, GO, BAN	1.750%	4/30/10	10,000,000	10,018,789

Massachusetts Bay Transportation Authority, TECP, BAN,
LOC-Fortis Bank	0.290%	8/12/10	8,900,000	8,900,000

Massachusetts Health & Education University Revenue, TECP	0.300%	8/9/10	10,111,000	10,111,000

Massachusetts State DFA Revenue:

Boston University, LOC-Bank of America N.A.	0.140%	3/1/10	450,000	450,000	(a)

College of the Holy Cross, LOC-Bank of America N.A.	0.150%	3/1/10	780,000	780,000	(a)(e)

Harvard University	0.170%	3/4/10	500,000	500,000	(a)

Marine Biological Laboratory, LOC-JPMorgan Chase	0.190%	3/4/10	4,780,000	4,780,000	(a)

Notre Dame Health Care Center, LOC-KBC Bank NV	0.250%	3/4/10	4,750,000	4,750,000	(a)

Phillips Academy, SPA-Bank of New York	0.180%	3/4/10	3,310,000	3,310,000	(a)

Wentworth Institute of Technology, LOC-JPMorgan Chase	0.190%	3/4/10	6,120,000	6,120,000	(a)

Massachusetts State HEFA Revenue:

Museum of Fine Arts, SPA-Bank of America N.A.	0.120%	3/1/10	100,000	100,000	(a)

Partners Healthcare Systems	0.100%	3/1/10	270,000	270,000	(a)

Partners Healthcare Systems, SPA-Bank of America	0.150%	3/4/10	700,000	700,000	(a)

Refunding, Fairview Extended, LOC-Bank of America	0.180%	3/4/10	1,100,000	1,100,000	(a)

Williams College	0.190%	3/3/10	1,400,000	1,400,000	(a)

Massachusetts State HFA Housing Revenue:

AGM, SPA-Dexia Credit Local	0.310%	3/3/10	895,000	895,000	(a)(b)

LOC-Lloyds TSB Bank PLC	0.200%	3/4/10	490,000	490,000	(a)(b)

Massachusetts State, GO:

Consolidated Loan, SPA-Bank of America N.A.	0.150%	3/1/10	1,270,000	1,270,000	(a)

Refunding, SPA-Landesbank Hessen-Thuringen	0.190%	3/4/10	4,500,000	4,500,000	(a)

Quincy, MA, GO, BAN	1.250%	1/28/11	4,500,000	4,532,687

Worcester, MA, GO, BAN	1.250%	11/5/10	1,825,000	1,833,686

Total Massachusetts				66,811,162

Michigan — 1.0%

Michigan Higher Education Facilities Authority, Ltd. Obligation University Detroit	0.170%	3/1/10	12,445,000	12,445,000	(a)

Michigan State, GO	2.000%	9/30/10	3,300,000	3,328,188

Milan, MI, Area Schools, GO, Refunding, Q-SBLF, LOC-Landesbank Hessen-Thuringen	0.180%	3/4/10	1,645,000	1,645,000	(a)

University of Michigan Revenue, SPA-U.S. Bank N.A.	0.120%	3/1/10	500,000	500,000	(a)

See Notes to Financial Statements.

24 | Tax Free Reserves Portfolio 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
February 28, 2010

Tax Free Reserves Portfolio

		Maturity	Face
Security	Rate	Date	Amount	Value

Michigan — continued

University of Michigan, TECP	0.270%	3/1/10	$5,200,000	$5,200,000

Total Michigan				23,118,188

Minnesota — 0.3%

Minnesota State Housing Finance Agency, Residential Housing Finance, SPA-Lloyds TSB Bank PLC	0.200%	3/4/10	6,415,000	6,415,000	(a)(b)

Rochester, MN, GO, TECP, LOC-U.S. Bank Trust N.A.	0.280%	6/2/10	1,600,000	1,600,000

Total Minnesota				8,015,000

Mississippi — 1.1%

Mississippi Business Finance Corp., Chrome Deposit Corp. Project, LOC-PNC Bank N.A.	0.190%	3/4/10	5,000,000	5,000,000	(a)

Mississippi Development Bank, Special Obligation, Harrison, AGM, SPA-Dexia Credit Local	0.200%	3/4/10	21,100,000	21,100,000	(a)

Total Mississippi				26,100,000

Missouri — 2.6%

Missouri State HEFA Educational Facilities Revenue, St. Louis University, LOC-Bank of America N.A.	0.120%	3/1/10	3,550,000	3,550,000	(a)

Missouri State HEFA Health Facilities Revenue, SSM Health Care, AGM, SPA-Dexia Credit Local	0.180%	3/1/10	10,320,000	10,320,000	(a)

Missouri State HEFA Revenue:

BJC Health Systems, SPA-Bank of Nova Scotia & JPMorgan Chase	0.140%	3/1/10	13,760,000	13,760,000	(a)

SSM Health Care Corp., AGM, SPA-Dexia Credit Local	0.180%	3/1/10	1,600,000	1,600,000	(a)

St. Francis Medical Center, LOC-Bank of America N.A.	0.140%	3/1/10	5,590,000	5,590,000	(a)

Washington University, SPA-JPMorgan Chase	0.120%	3/1/10	3,300,000	3,300,000	(a)

Washington University, SPA-Wells Fargo Bank N.A.	0.130%	3/1/10	8,780,000	8,780,000	(a)

Missouri State HEFA, TECP, LOC-Bank of Nova Scotia	0.250%	8/5/10	1,700,000	1,700,000

Springfield, MO, IDA Revenue, McIntosh Holdings LLC Project, LOC-U.S. Bank N.A.	0.250%	3/4/10	2,005,000	2,005,000	(a)(b)

St. Louis, MO, IDA, MFH Revenue, St. Luke’s Plaza Apartments, LOC-Bank of America N.A.	0.230%	3/4/10	5,400,000	5,400,000	(a)

Washington, MO, Industrial Revenue, Pauwels Transformers Inc. Project, LOC-Bank of America N.A.	0.300%	3/4/10	6,200,000	6,200,000	(a)(b)

Total Missouri				62,205,000

Montana — 0.0%

Montana State Board of Investment, Municipal Finance Consolidated Intercap	0.500%	3/1/11	900,000	900,000	(c)

Nebraska — 1.2%

Nebraska Investment Finance Authority, Single-Family Housing Revenue, SPA-FHLB	0.240%	3/3/10	5,450,000	5,450,000	(a)(b)

Nebraska Public Power District, TECP:

LIQ-Bank of Nova Scotia	0.200%	3/11/10	1,200,000	1,200,000

LIQ-Bank of Nova Scotia	0.250%	5/6/10	13,100,000	13,100,000

LIQ-Bank of Nova Scotia	0.250%	5/13/10	2,500,000	2,500,000

Omaha, NE, Public Power District, TECP:

LOC-JPMorgan Chase	0.180%	3/2/10	1,200,000	1,200,000

LOC-JPMorgan Chase	0.250%	5/6/10	4,500,000	4,500,000

Total Nebraska				27,950,000

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2010 Semi-Annual Report | 25

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value

Nevada — 2.1%

Clark County, NV, Airport Revenue:

AGM, SPA-Dexia Credit Local	0.220%	3/3/10	$ 7,000,000	$ 7,000,000	(a)(b)

AGM, SPA-Dexia Credit Local	0.230%	3/3/10	12,000,000	12,000,000	(a)(b)

Clark County, NV, Highway Revenue, TECP, LOC-BNP Paribas	0.230%	4/6/10	1,300,000	1,300,000

Clark County, NV, School District, AGM, SPA-State Street Bank & Trust Co.	0.130%	3/1/10	7,300,000	7,300,000	(a)

Las Vegas, NV, GO, LOC-Lloyds TSB Bank PLC	0.130%	3/1/10	3,300,000	3,300,000	(a)

Reno, NV, Sales Tax Revenue, Reno Project, LOC-Bank of New York	0.140%	3/1/10	5,775,000	5,775,000	(a)

Truckee Meadows, NV, Water Authority Revenue, TECP:

LOC-Lloyds TSB Bank PLC	0.320%	3/4/10	3,150,000	3,150,000

LOC-Lloyds TSB Bank PLC	0.210%	4/6/10	1,700,000	1,700,000

LOC-Lloyds TSB Bank PLC	0.290%	4/6/10	1,500,000	1,500,000

LOC-Lloyds TSB Bank PLC	0.300%	4/8/10	4,500,000	4,500,000

LOC-Lloyds TSB Bank PLC	0.250%	5/12/10	3,600,000	3,600,000

Total Nevada				51,125,000

New Hampshire — 0.5%

New Hampshire HEFA Revenue, Phillips Exeter Academy, SPA-JPMorgan Chase	0.180%	3/4/10	5,000,000	5,000,000	(a)

New Hampshire State Business Finance Authority Revenue, Littleton Regional Hospital, LOC-TD Banknorth N.A.	0.130%	3/1/10	7,725,000	7,725,000	(a)

Total New Hampshire				12,725,000

New Jersey — 3.3%

Clifton, NJ, GO	3.000%	7/15/10	350,000	353,289

Delaware River Port Authority of Pennsylvania & New Jersey Revenue, LOC-TD Banknorth N.A.	0.160%	3/4/10	11,140,000	11,140,000	(a)

East Brunswick Township, NJ, GO, BAN	1.400%	1/7/11	5,900,000	5,946,339

Ewing Township, NJ, GO, BAN	1.250%	11/5/10	1,057,000	1,058,067

Franklin Lakes, NJ, GO, BAN	1.000%	10/28/10	1,842,000	1,845,378

Glassboro, NJ, GO, BAN	1.500%	1/26/11	1,144,024	1,150,703

Hudson County, NJ, Improvement Authority:

County-GTD Pooled Notes	1.750%	9/3/10	20,000,000	20,075,626

County-GTD Pooled Notes	1.250%	1/19/11	1,200,000	1,206,024

Hunterdon County, NJ, GO	1.000%	5/1/10	630,000	630,703

Monroe Township, NJ, Middlesex County, GO, BAN	1.000%	2/9/11	6,700,000	6,736,514

Montclair Township, NJ, GO, BAN	1.500%	12/17/10	7,900,000	7,969,157

New Jersey Health Care Facilities Financing Authority Revenue, AHS Hospital Corp., LOC-JPMorgan Chase	0.170%	3/4/10	5,000,000	5,000,000	(a)

New Jersey State Turnpike Authority Revenue, AGM, SPA-Dexia Credit Local	0.220%	3/3/10	6,075,000	6,075,000	(a)

Ocean Township, NJ, GO, BAN	1.500%	3/8/10	2,224,500	2,224,800

Pemberton Township, NJ, GO, BAN	1.250%	1/5/11	640,000	640,801

Ringwood Boro, NJ, GO, BAN	1.250%	11/5/10	2,022,750	2,026,710

South Orange Village Township, NJ, GO, BAN	1.250%	2/1/11	1,190,000	1,198,417

Trenton, NJ, GO:

BAN	3.000%	7/15/10	444,000	445,065

BAN	3.500%	7/15/10	735,000	737,434	(b)

BAN	3.500%	12/10/10	748,000	753,101

See Notes to Financial Statements.

26 | Tax Free Reserves Portfolio 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
February 28, 2010

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value

New Jersey — continued

Verona Township, NJ, GO, BAN	1.500%	12/15/10	$ 1,300,000	$ 1,311,271

Total New Jersey				78,524,399

New Mexico — 1.5%

Hurley, NM, PCR, Kennecott Santa Fe	0.110%	3/1/10	1,000,000	1,000,000	(a)

New Mexico Educational Assistance Foundation, Education Loan, LOC-Royal Bank of Canada	0.230%	3/3/10	20,000,000	20,000,000	(a)(b)

New Mexico Municipal Energy Acquisition Authority Gas Supply, SPA-Royal Bank of Canada	0.190%	3/4/10	14,500,000	14,500,000	(a)

Total New Mexico				35,500,000

New York — 6.2%

MTA, NY, Revenue, Transportation, LOC-Landesbank Hessen-Thuringen	0.130%	3/1/10	14,000,000	14,000,000	(a)

MTA, NY, TECP, BAN, LOC-ABN AMRO Bank N.V.	0.280%	4/6/10	16,350,000	16,350,000

New York City, NY, GO:

SPA-Dexia Credit Local	0.120%	3/1/10	19,400,000	19,400,000	(a)

SPA-Landesbank Hessen-Thuringen	0.140%	3/1/10	4,700,000	4,700,000	(a)

New York City, NY, MFA Water & Sewer System Revenue, SPA-Fortis Bank S.A.	0.120%	3/1/10	5,000,000	5,000,000	(a)

New York City, NY, Municipal Water Finance Authority:

Water & Sewer System Revenue, Second Generation Resolution, SPA-Bank of Nova Scotia	0.140%	3/1/10	1,400,000	1,400,000	(a)

Water & Sewer System Revenue, SPA-Bank of America N.A.	0.120%	3/1/10	2,800,000	2,800,000	(a)

Water & Sewer System Revenue, SPA-Landesbank Hessen-Thuringen	0.120%	3/1/10	8,200,000	8,200,000	(a)

Water & Sewer System Revenue, SPA-Landesbank Hessen-Thuringen	0.130%	3/1/10	6,100,000	6,100,000	(a)

Water & Sewer System Revenue, SPA-Lloyds TSB Bank PLC	0.140%	3/1/10	2,500,000	2,500,000	(a)

New York City, NY, NATL, SPA-Bank of Nova Scotia	0.120%	3/1/10	4,100,000	4,100,000	(a)

New York City, NY, TFA:

Future Tax Secured, SPA-Citibank N.A.	0.120%	3/1/10	2,600,000	2,600,000	(a)

Future Tax Secured, Subordinated, SPA-Landesbank Hessen-Thuringen	0.140%	3/1/10	3,700,000	3,700,000	(a)

New York City Recovery Project Revenue, SPA-Royal Bank of Canada	0.120%	3/1/10	20,400,000	20,400,000	(a)

New York City Recovery Project Revenue, Subordinated, LIQ-Landesbank Hessen-Thuringen	0.140%	3/1/10	900,000	900,000	(a)

New York City Recovery Project Revenue, Subordinated, LIQ-Landesbank Hessen-Thuringen	0.200%	3/3/10	7,400,000	7,400,000	(a)

New York City, NY, Trust for Cultural Resources Revenue, American Museum of Natural History, SPA-Bank of America N.A.	0.120%	3/1/10	1,100,000	1,100,000	(a)

New York State Housing Finance Agency Revenue:

316 11th Avenue Housing, LIQ-FNMA	0.150%	3/3/10	5,075,000	5,075,000	(a)

88 Leonard Street Housing, LOC-Landesbank Hessen-Thuringen	0.180%	3/3/10	9,500,000	9,500,000	(a)

New York, NY, GO, LOC-Landesbank Baden-Wurttemberg	0.190%	3/1/10	10,300,000	10,300,000	(a)

Triborough Bridge & Tunnel Authority, NY Revenue:

LOC-State Street Bank & Trust Co.	0.160%	3/3/10	200,000	200,000	(a)

Refunding, Gem Subordinated, SPA-Bank of America	0.250%	3/4/10	1,400,000	1,400,000	(a)

Total New York				147,125,000

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2010 Semi-Annual Report | 27

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value

North Carolina — 1.8%

Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue, AGM, SPA-Dexia Credit Local	0.230%	3/4/10	$ 1,200,000	$ 1,200,000	(a)

Forsyth County, NC, Industrial Facilities & Pollution Control Financing Authority Revenue, Ltd. Obligation, Industrial Silvio Property, LOC-Fifth Third Bank	0.330%	3/5/10	6,880,000	6,880,000	(a)(b)

Mecklenburg County, NC, COP-Branch Banking & Trust Corp.	0.170%	3/4/10	6,125,000	6,125,000	(a)

Mecklenburg County, NC, GO, SPA-Wells Fargo Bank N.A.	0.180%	3/4/10	12,535,000	12,535,000	(a)

New Hanover County, NC, Hospital Revenue, Refunding, New Hanover Regional, AGM, SPA-Wachovia Bank	0.200%	3/3/10	1,600,000	1,600,000	(a)

North Carolina Capital Facilities Finance Agency:

Educational Facilities Revenue Guilford College Project, LOC-Branch Banking & Trust	0.190%	3/4/10	3,765,000	3,765,000	(a)

Lees-McRae College, LOC-Branch Banking & Trust Corp.	0.280%	3/4/10	2,880,000	2,880,000	(a)

North Carolina Capital Facilities Finance Agency Revenue, Triangle Aquatic Center Project, LOC-Wachovia Bank N.A.	0.180%	3/4/10	850,000	850,000	(a)

North Carolina Capital Facilities Finance Agency, Recreational Facilities Revenue, YMCA of Greater Charlotte Project, LOC-Wachovia Bank N.A.	0.180%	3/4/10	830,000	830,000	(a)

North Carolina Educational Facilities Finance Agency Revenue, Queens College, LOC-Bank of America N.A.	0.180%	3/4/10	885,000	885,000	(a)

North Carolina Medical Care Commission, Health Care Facilities Revenue, Carol Woods Project, Radian, LOC-Branch Banking & Trust	0.130%	3/1/10	3,915,000	3,915,000	(a)

Winston Salem, NC, COP, SPA-Dexia Credit Local	0.180%	3/4/10	1,500,000	1,500,000	(a)

Total North Carolina				42,965,000

North Dakota — 0.1%

North Dakota State Housing Finance Agency Revenue,
Housing Finance Program, Home Mortgage Finance, SPA-KBC Bank	0.240%	3/3/10	1,660,000	1,660,000	(a)(b)

Ohio — 2.6%

Columbus, OH, Regional Airport Authority, TECP, LOC-Calyon Bank	0.210%	3/11/10	1,300,000	1,300,000

Hamilton County, OH, Hospital Facilities Revenue, Children’s Hospital Medical Center, LOC-JPMorgan Chase	0.160%	3/4/10	5,000,000	5,000,000	(a)

Montgomery County, OH, Revenue Bonds, TECP, Ketterling
Medical Center, LOC-Dexia Credit Local	0.250%	3/2/10	20,300,000	20,300,000

Ohio State Higher Educational Facilities, Marietta College Project, LOC-JPMorgan Chase	0.190%	3/4/10	6,370,000	6,370,000	(a)

Ohio State University General Receipts	0.160%	3/3/10	1,600,000	1,600,000	(a)

Ohio State University, TECP	0.350%	4/6/10	1,800,000	1,800,000

Ohio State Water Nuclear Development Authority PCR, Refunding, Firstenergy Nuclear Project, LOC-Wachovia Bank	0.130%	3/1/10	2,800,000	2,800,000	(a)

Ohio State, GO:

Common Schools	0.180%	3/3/10	715,000	715,000	(a)

Refunding and Improvement Infrastructure	0.190%	3/3/10	400,000	400,000	(a)

Summit County, OH, Port Authority Facilities Revenue, Summa Wellness Institute, LOC-Fifth Third Bank	0.430%	3/3/10	11,675,000	11,675,000	(a)

Summit County, OH, Revenue, Goodwill Industries of Akron Inc., LOC-Fifth Third Bank	0.280%	3/3/10	4,400,000	4,400,000	(a)

University of Cincinnati, OH, General Receipts, BAN	1.500%	12/16/10	1,400,000	1,410,838

Washington County, OH, Hospital Revenue, Marietta Area Health Care Inc., AGM, SPA-Bank One N.A.	0.240%	3/5/10	3,527,000	3,527,000	(a)

Total Ohio				61,297,838

See Notes to Financial Statements.

28 | Tax Free Reserves Portfolio 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
February 28, 2010

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value

Oklahoma — 0.8%

Oklahoma Development Finance Authority Revenue, Integris Baptist Medical Center Inc., SPA-JPMorgan Chase	0.170%	3/1/10	$1,300,000	$1,300,000	(a)

Oklahoma Development Finance Authority, Health System Revenue, TECP, Integris Baptist Medical Center Inc.	0.220%	3/4/10	3,900,000	3,900,000

Oklahoma State Turnpike Authority Revenue, SPA-JPMorgan Chase	0.140%	3/1/10	14,900,000	14,900,000	(a)

Total Oklahoma				20,100,000

Oregon — 1.7%

Clackamas County, OR, Hospital Facility Authority, TECP:

Providence Health System	0.300%	6/2/10	10,000,000	10,000,000

Providence Health System	0.270%	6/10/10	4,900,000	4,900,000

Providence Health System	0.330%	7/14/10	2,400,000	2,400,000

Medford, OR, Hospital Facilities Authority Revenue, Cascade Manor Project, LOC-KBC Bank N.V.	0.170%
		3/1/10	4,330,000	4,330,000	(a)

Oregon State Department of Transportation Highway User Tax Revenue, Subordinated Lien, SPA-Dexia Credit Local	0.180%	3/4/10	11,100,000	11,100,000	(a)

Salem, OR, Hospital Facilities Authority Revenue, Capital Manor Inc. Project, LOC-Bank of America	0.230%	3/4/10	3,235,000	3,235,000	(a)

Washington County, OR, Housing Authority Revenue, Refunding-Bethany Meadows II Project, LOC-U.S. Bank N.A.	0.350%	3/4/10	4,685,000	4,685,000	(a)(b)

Total Oregon				40,650,000

Pennsylvania — 6.7%

Allegheny County, PA, Higher Education Building Authority, University Revenue, Carnegie Mellon University, SPA-Bank of New York	0.130%	3/1/10	10,000,000	10,000,000	(a)

Allegheny County, PA, IDA Health & Housing Facilities Revenue, LOC-PNC Bank N.A.	0.130%	3/1/10	1,200,000	1,200,000	(a)

Chester County, PA, IDA Revenue, Archdiocese of Philadelphia	0.150%	3/1/10	450,000	450,000	(a)

Crawford County, PA, IDA College Revenue, Allegheny College, LOC-PNC Bank N.A.	0.190%	3/4/10	2,000,000	2,000,000	(a)

Dauphin County, PA, GO, SPA-PNC Bank N.A.	0.160%	3/4/10	6,920,000	6,920,000	(a)

Delaware County, PA, Authority Revenue, Elwyn Inc. Project, LOC-Wachovia Bank N.A.	0.130%	3/1/10	1,405,000	1,405,000	(a)

Geisinger Authority, PA, Health System, Geisinger Health System Foundation, SPA-Wachovia Bank N.A.	0.120%	3/1/10	1,000,000	1,000,000	(a)

Geisinger Authority, PA, Health System Revenue, Geisinger Health System, SPA-PNC Bank N.A.	0.120%	3/1/10	2,100,000	2,100,000	(a)

Lancaster County, PA, Hospital Authority Revenue, Masonic Homes Project, LOC-Wachovia Bank N.A.	0.130%	3/1/10	1,900,000	1,900,000	(a)

Manheim Township, PA, School District, GO, AGM, SPA-Royal Bank of Canada	0.320%	3/4/10	1,805,000	1,805,000	(a)

Middletown, PA, Area School District, AGM, St. Aid Withholding, SPA-RBC Centura Bank	0.320%	3/4/10	7,415,000	7,415,000	(a)

Montgomery County, PA, IDA Revenue, Lasalle College High School, LOC-PNC Bank N.A.	0.190%	3/4/10	1,875,000	1,875,000	(a)

New Castle, PA, Area Hospital Authority, Jameson Memorial Hospital, LOC-PNC Bank	0.190%	3/4/10	2,670,000	2,670,000	(a)

Northampton County, PA, General Purpose Authority Revenue, Lehigh University, SPA-JPMorgan Chase	0.160%	3/4/10	1,200,000	1,200,000	(a)

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2010 Semi-Annual Report | 29

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value

Pennsylvania — continued

Pennsylvania Economic Development Financing Authority Revenue:

LOC-PNC Bank N.A.	0.260%	3/4/10	$1,875,000	$1,875,000	(a)(b)

NHS-AVS LLC, LOC-Commerce Bank	0.130%	3/1/10	20,245,000	20,245,000	(a)

York Water Co. Project, LOC-PNC Bank N.A.	0.230%	3/4/10	5,000,000	5,000,000	(a)(b)

Pennsylvania Economic Development Financing Authority, TECP, LOC-Wachovia Bank N.A.	0.620%	9/1/10	5,000,000	5,000,000	(d)

Pennsylvania Housing Finance Agency:

Building Development, SPA-PNC Bank N.A.	0.190%	3/4/10	2,100,000	2,100,000	(a)

SPA-Dexia Credit Local	0.220%	3/3/10	8,545,000	8,545,000	(a)(b)

Pennsylvania Housing Finance Agency, Single-Family Mortgage Revenue, SPA-Dexia Credit Local	0.210%	3/3/10	28,450,000	28,450,000	(a)(b)

Philadelphia, PA, Authority for IDR:

Newcourtland Elder Services Project, LOC-PNC Bank N.A.	0.130%	3/1/10	2,400,000	2,400,000	(a)

Springside School, LOC-PNC Bank	0.190%	3/4/10	3,000,000	3,000,000	(a)

Philadelphia, PA, School District, GO:

LOC-Commerce Bank N.A.	0.160%	3/4/10	2,800,000	2,800,000	(a)

TAN	2.500%	6/30/10	12,100,000	12,170,876

Philadelphia, PA, TRAN	2.500%	6/30/10	11,800,000	11,869,281

Pittsburgh & Allegheny County, PA, Sports & Exhibition Authority, AGM, SPA-PNC Bank	0.190%	3/4/10	4,535,000	4,535,000	(a)

Saint Mary Hospital Authority Bucks County, Catholic Health	0.200%	3/3/10	900,000	900,000	(a)

State Public School Building Authority, Albert Gallatin Area Schools, AGM, SPA-PNC Bank	0.200%	3/4/10	9,275,000	9,275,000	(a)

Total Pennsylvania				160,105,157

Puerto Rico — 0.3%

Commonwealth of Puerto Rico, GO:

AGM, SPA-Dexia Credit Local	0.220%	3/4/10	1,500,000	1,500,000	(a)

Public Improvements, AGM, SPA-Dexia Bank	0.230%	3/4/10	3,700,000	3,700,000	(a)

Refunding, Public Improvements, AGM, LOC-Wells Fargo Bank N.A.	0.120%	3/1/10	1,100,000	1,100,000	(a)

Total Puerto Rico				6,300,000

South Carolina — 1.0%

South Carolina Association of Governmental Organizations, COP	1.500%	3/1/10	9,540,000	9,540,000

South Carolina Jobs EDA Revenue, Executive Kitchens Inc. Project, LOC-SunTrust Bank	0.420%	3/3/10	4,910,000	4,910,000	(a)(b)

South Carolina, EFA, Private Non-Profit Institutions:

Newberry College, LOC-Branch Banking & Trust	0.190%	3/4/10	2,000,000	2,000,000	(a)

Refunding & Improvement, Anderson, LOC-Bank of America N.A.	0.200%	3/4/10	1,035,000	1,035,000	(a)

Three Rivers, SC, Solid Waste Disposal Facilities, COP, LOC-U.S. Bank N.A.	0.600%	4/1/10	5,685,000	5,685,000	(b)(d)

Total South Carolina				23,170,000

South Dakota — 0.7%

South Dakota Housing Development Authority:

Homeownership Mortgage, LOC-FHLB	0.190%	3/4/10	4,500,000	4,500,000	(a)

Homeownership Mortgage, SPA-Landesbank Hessen-Thuringen	0.200%	3/3/10	1,590,000	1,590,000	(a)

Homeownership Mortgage, SPA-Landesbank Hessen-Thuringen	0.200%	3/4/10	10,000,000	10,000,000	(a)

Total South Dakota				16,090,000

See Notes to Financial Statements.

30 | Tax Free Reserves Portfolio 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
February 28, 2010

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value

Tennessee — 1.2%

Blount County, TN, Public Building Authority, Local Government Public Improvement, LOC-Branch Banking & Trust	0.190%	3/3/10	$5,600,000	$5,600,000	(a)

Chattanooga, TN, IDB Revenue, Tennessee Aquarium Project, LOC-Bank of America N.A.	0.200%	3/4/10	3,740,000	3,740,000	(a)

Hamilton County, TN, TECP, LIQ-SunTrust Bank	0.250%	3/4/10	1,200,000	1,200,000

Jackson, TN, Energy Authority Electric System Revenue, LOC-Fifth Third Bank	0.290%	3/5/10	9,600,000	9,600,000	(a)

Metropolitan Government Nashville & Davidson County, TN, Health & Educational Facilities Board Revenue Old Hickory Towers, LOC-Wachovia Bank N.A.	0.260%	3/3/10	3,596,000	3,596,000	(a)(b)(e)

Metropolitan Government Nashville & Davidson County, TN, TECP, Water & Sewer Revenue, LOC-JPMorgan Chase	0.400%	3/9/10	5,000,000	5,000,000

Total Tennessee				28,736,000

Texas — 5.3%

Austin, TX, ISD, TECP:

LOC-Bank of America N.A.	0.350%	4/6/10	4,600,000	4,600,000

LOC-Bank of America N.A.	0.350%	4/7/10	3,400,000	3,400,000

Austin, TX, Utility System Revenue, Water & Wastewater System Revenue, AGM, SPA-Landesbank Baden-Wurttemberg	0.250%	3/4/10	1,125,000	1,125,000	(a)

Dallas, TX, Performing Arts Cultural Facilities Corp. Revenue, Dallas Center for the Performing Arts Foundation Inc., LOC-JPMorgan Chase	0.140%	3/1/10	1,000,000	1,000,000	(a)

Gulf Coast IDA, Marine Term Revenue, BP Amoco Oil Co. Project	0.405%	6/1/10	2,000,000	2,000,000	(d)

Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Methodist Hospital	0.120%	3/1/10	3,000,000	3,000,000	(a)

Harris County, TX, Cultural Education Facilities Finance Corp. Special Facilities Revenue, Texas Medical Center, LOC-JPMorgan Chase	0.140%	3/1/10	2,735,000	2,735,000	(a)

Harris County, TX, Cultural Educational Facilities Finance Corp., TECP, Methodist Hospital System	0.350%	6/30/10	5,100,000	5,100,000

Harris County, TX, Flood Control District, TECP, LOC-Helaba	0.220%	3/8/10	8,850,000	8,850,000

Harris County, TX, Health Facilities Development Corp. Hospital Revenue:

Baylor College of Medicine, LOC-JPMorgan Chase	0.140%	3/1/10	3,100,000	3,100,000	(a)

Memorial Hermann Healthcare Systems, AGM, SPA-Dexia Credit Local	0.300%	3/3/10	18,400,000	18,400,000	(a)

Houston, TX Higher Education Finance Corp. TECP, Rice University	0.300%	3/9/10	1,300,000	1,300,000

Houston, TX, Airport Systems Revenue, TECP, LOC-Dexia Credit Local	0.300%	5/6/10	1,400,000	1,400,000

Houston, TX, GO, TECP:

LOC-Banco Bilbao Vizcaya	0.250%	4/7/10	2,360,000	2,360,000

LOC-Banco Bilbao Vizcaya	0.220%	5/25/10	2,400,000	2,400,000

Houston, TX, Higher Education Finance Corp. Revenue, William Marsh Rice University Project	0.140%	3/1/10	5,500,000	5,500,000	(a)

Houston, TX, Higher Education Finance Corp., TECP	0.270%	6/1/10	2,400,000	2,400,000

Houston, TX, Higher Education Finance Corp., TECP	0.280%	6/10/10	2,500,000	2,500,000

Houston, TX, TECP, Hotel Occupancy Tax & Parking Revenue, LOC-Bank of New York	0.180%	3/10/10	400,000	400,000

North Texas Higher Education Authority, Student Loan Revenue, LOC-Lloyds Bank PLC	0.200%	3/3/10	10,800,000	10,800,000	(a)(b)

San Antonio, TX, Electric and Gas, TECP, LOC-State Street Bank & Trust Co., Bank of America	0.240%	4/7/10	4,200,000	4,200,000

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2010 Semi-Annual Report | 31

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value

Texas — continued

San Antonio, TX, IDA, IDR, Tindall Corp. Project,
LOC-Wachovia Bank N.A.	0.250%	3/4/10	$745,000	$745,000	(a)(b)

Splendora, TX, Higher Education Facilities Corp. Revenue,
Fellowship Christian Project, LOC-Bank of America N.A.	0.200%	3/4/10	5,360,000	5,360,000	(a)

Texas Public Finance Authority, GO, TECP	0.300%	3/1/10	800,000	800,000

Texas Public Finance Authority, GO, TECP	0.300%	6/15/10	2,700,000	2,700,000

Texas Public Finance Authority, TECP, LOC-Texas Comptroller
of Public Accounts	0.280%	8/10/10	600,000	600,000

Texas Technical University Revenue Financing System, TECP	0.180%	3/9/10	4,950,000	4,950,000

Texas Technical University Revenue, TECP	0.400%	3/9/10	5,390,000	5,390,000

Trinity River Authority, TX, Solid Waste Disposal Revenue,
Community Waste Disposal Project, LOC-Wells Fargo Bank N.A.	0.250%	3/4/10	3,615,000	3,615,000	(a)(b)

University of North Texas, TECP	0.350%	3/2/10	881,000	881,000

University of Texas System Revenue, TECP	0.240%	4/1/10	5,100,000	5,100,000

University of Texas System Revenue, TECP	0.300%	8/9/10	8,600,000	8,600,000

Total Texas				125,311,000

Utah — 1.2%

Central Utah Water Conservancy District, GO, LIQ-Helaba	0.210%	3/3/10	14,700,000	14,700,000	(a)

Central Utah Water Conservancy District, Water Revenue, BAN	2.000%	7/22/10	6,000,000	6,018,627

Utah Housing Corp. Single Family Mortgage Revenue, SPA-FHLB	0.260%	3/3/10	5,300,000	5,300,000	(a)(b)

Utah Transit Authority, Sales Tax Revenue, LOC-Fortis Bank SA/NV	0.100%	3/1/10	2,800,000	2,800,000	(a)

Total Utah				28,818,627

Vermont — 1.1%

Vermont Student Assistance Corp. Education Loan Revenue,
SPA-Bank of New York	0.220%	3/4/10	26,085,000	26,085,000	(a)(b)

Virginia — 2.1%

Albemarle County, VA, EDA Hospital Revenue,
Martha Jefferson Hospital, LOC-Wachovia Bank N.A.	0.130%	3/1/10	1,000,000	1,000,000	(a)

Caroline County, VA, IDA, EDR, Meadow Event Park,
LOC-AgFirst Farm Credit Bank	0.220%	3/4/10	7,500,000	7,500,000	(a)

Fairfax County, VA, IDA Revenue, Inova Health Care	0.230%	5/3/10	1,200,000	1,200,000	(c)

Roanoke, VA, IDA, Hospital Revenue, Carilion Health Systems,
AGM, SPA-Wachovia Bank N.A.	0.130%	3/1/10	5,700,000	5,700,000	(a)

Virginia College Building Authority, VA, Educational Facilities
Revenue, 21st Century College, SPA-Wachovia Bank	0.130%	3/1/10	16,930,000	16,930,000	(a)

Virginia College Building Authority, VA, Various Shenandoah
University Projects, LOC-Branch Banking & Trust	0.150%	3/1/10	8,530,000	8,530,000	(a)

Virginia Commonwealth University:

Health System Authority Revenue, AMBAC,
LOC-Wachovia Bank N.A.	0.130%	3/1/10	3,825,000	3,825,000	(a)

VA, AMBAC, LOC-Wachovia Bank N.A.
SPA-Wachovia Bank N.A.	0.160%	3/1/10	1,700,000	1,700,000	(a)

Virginia Small Business Financing Authority Revenue,
Children’s Hospital of the King’s Daughters Inc.,
LOC-Wachovia Bank N.A.	0.190%	3/4/10	2,500,000	2,500,000	(a)

Total Virginia				48,885,000

Washington — 1.1%

Vancouver, WA, Housing Authority Revenue, LIQ-FHLMC	0.180%	3/4/10	3,990,000	3,990,000	(a)

Washington Public Power Supply System, Nuclear Project No. 1,
LOC - Bank of America N.A.	0.180%	3/3/10	900,000	900,000	(a)

See Notes to Financial Statements.

32 | Tax Free Reserves Portfolio 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
February 28, 2010

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value

Washington — continued

Washington State Health Care Facilities Authority Revenue,
Multicare Health Systems, AGM, SPA-U.S. Bank N.A.	0.130%	3/1/10	$7,025,000	$7,025,000	(a)

Washington State HFC, MFH Revenue:

Cambridge Apartments, LIQ-FNMA	0.190%	3/4/10	1,200,000	1,200,000	(a)

The Lodge at Eagle Ridge LLC, LOC-Bank of America N.A.	0.250%	3/4/10	2,200,000	2,200,000	(a)(b)

Washington State HFC, Non-Profit Housing Revenue,
Panorama City Project, LOC-Wells Fargo Bank N.A.	0.180%	3/4/10	10,300,000	10,300,000	(a)

Total Washington				25,615,000

West Virginia — 0.3%

Brooke County, WV, County Commission Commercial
Development Revenue, Bethany College Project,
LOC-PNC Bank N.A.	0.190%	3/4/10	4,050,000	4,050,000	(a)

West Virginia State Hospital Finance Authority
Hospital Revenue, United Hospital Center Inc.,
LOC-Branch Banking & Trust	0.180%	3/4/10	2,985,000	2,985,000	(a)

Total West Virginia				7,035,000

Wisconsin — 2.9%

Milwaukee, WI, TECP:

LOC-State Street Bank & Trust Co.	0.340%	5/4/10	2,000,000	2,000,000

LOC-State Street Bank & Trust Co.	0.340%	5/6/10	5,200,000	5,200,000

Wisconsin Housing & EDA, Housing Revenue, AGM, SPA-FHLB	0.240%	3/3/10	8,385,000	8,385,000	(a)(b)

Wisconsin State HEFA Revenue, Froedtert & Community Health,
LOC-U.S. Bank N.A.	0.120%	3/1/10	34,950,000	34,950,000	(a)

Wisconsin State, GO, TECP	0.220%	3/4/10	11,800,000	11,800,000

Wisconsin State, GO, TECP	0.180%	3/8/10	3,000,000	3,000,000

Wisconsin State, GO, TECP	0.320%	5/24/10	4,700,000	4,700,000

Total Wisconsin				70,035,000

Wyoming — 0.1%

Sweetwater County, WY, Environmental Important Revenue,
Simplot Phosphates LLC, LOC-Rabobank Nederland	0.340%	3/3/10	1,300,000	1,300,000	(a)(b)

Total Investments — 99.9% (Cost — $2,382,760,246#)				2,382,760,246

Other Assets in Excess of Liabilities — 0.1%				3,447,764

Total Net Assets — 100.0%				$2,386,208,010

(a)

Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. Date shown is the date of the next interest rate change.

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(c)	Maturity date shown represents the mandatory tender date.

(d)	Variable rate security. Interest rate disclosed is that which is in effect at February 28, 2010.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2010 Semi-Annual Report | 33

Tax Free Reserves Portfolio

Abbreviations used in this schedule:
ABAG	— Association of Bay Area Governor
AGM	— Assured Guaranty Municipal Corporation — Insured Bonds
BAN	— Bond Anticipation Notes
CDA	— Community Development Authority
COP	— Certificate of Participation
CTFS	— Certificates
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Authority
HFC	— Housing Finance Commission
IDA	— Industrial Development Authority
IDB	— Industrial Development Board
IDR	— Industrial Development Revenue
ISD	— Independent School District
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
MUD	— Municipal Utilities District
NATL	— National Public Finance Guarantee Corporation — Insured Bonds
PCR	— Pollution Control Revenue
PFA	— Public Facilities Authority
Q-SBLF	— Qualified School Board Loan Fund
Radian	— Radian Asset Assurance — Insured Bonds
RDA	— Redevelopment Agency
SPA	— Standby Bond Purchase Agreement — Insured Bonds
TAN	— Tax Anticipation Notes
TECP	— Tax Exempt Commercial Paper
TFA	— Transitional Finance Authority
TRAN	— Tax and Revenue Anticipation Notes

See Notes to Financial Statements.

34 | Tax Free Reserves Portfolio 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
February 28, 2010

Tax Free Reserves Portfolio

Summary of Investments by Industry *
Health care	22.4%

Education	18.8

General obligation	10.2

Transportation	9.7

Industrial revenue	5.9

Housing: single family	4.8

Miscellaneous	4.6

Water & sewer	4.4

Housing: multi-family	3.8

Finance	3.6

Utilities	3.5

Power	3.3

Public facilities	2.3

Tax allocation	1.5

Pollution control	0.8

Solid waste/resource recovery	0.4

100.0%

* As a percentage of total investments. Please note that Fund holdings are as of February 28, 2010 and are subject to change.

Ratings Table†
S&P/Moody’s/Fitch‡

A-1	65.7%

VMIG 1	24.3

P-1	2.7

F1	2.1

SP-1	1.7

NR	1.3

MIG 1	1.3

AA/Aa	0.8

AAA/Aaa	0.1

100.0%

†	As a percentage of total investments.

‡	S&P primary rating; Moody’s secondary, then Fitch.

See pages 35 and 36 for definitions of ratings.

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2010 Semi-Annual Report  | 35

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus
(–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C	—

Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—

Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes can be visualized as most unlikely to impair the fundamentally strong position of such issues.

Aa	—

Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A	—

Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa	—

Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	—

Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

36 | Tax Free Reserves Portfolio 2010 Semi-Annual Report

Bond Ratings (unaudited) (cont’d)

B	—

Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C	—

Bonds rated “BB”, “B”, “CCC,” “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.
NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

SP-1	—

Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1	—

Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	—	Moody’s highest rating for issues having a demand feature— VRDO.
MIG 1	—	Moody’s highest rating for short-term municipal obligations.
P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F1	—

Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

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Statement of assets and liabilities (unaudited)
February 28, 2010

Assets:

Investments, at value	$2,382,760,246

Cash	26,036

Receivable for securities sold	10,100,119

Interest receivable	1,460,184

Total Assets	2,394,346,585

Liabilities:

Payable for securities purchased	7,817,469

Investment management fee payable	259,164

Trustees’ fees payable	8,327

Accrued expenses	53,615

Total Liabilities	8,138,575

Total Net Assets	$2,386,208,010

Represented by:

Paid-in Capital	$2,386,208,010

See Notes to Financial Statements.

38 | Tax Free Reserves Portfolio 2010 Semi-Annual Report

Statement of operations (unaudited)
For the Six Months Ended February 28, 2010

Investment Income:

Interest	$4,094,159

Expenses:

Investment management fee (Note 2)	1,839,282

Legal fees	53,105

Trustees’ fees	20,099

Audit and tax	13,776

Custody fees	7,150

Miscellaneous expenses	23,164

Total Expenses	1,956,576
Less: Fee waivers and/or expense reimbursements (Note 2)	(117,294)

Net Expenses	1,839,282

Net Investment Income	2,254,877

Increase in Net Assets From Operations	$2,254,877

See Notes to Financial Statements.

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Statements of changes in net assets

For the Six Months Ended February 28, 2010 (unaudited) and the Year Ended August 31, 2009	2010	2009

Operations:

Net investment income	$2,254,877	$31,958,928

Net realized loss	—	(157,574)

Increase in Net Assets From Operations	2,254,877	31,801,354

Capital Transactions:

Proceeds from contributions	1,391,919,948	3,289,263,233

Value of withdrawals	(1,616,475,568)	(3,422,266,912)

Decrease in Net Assets From Capital Transactions	(224,555,620)	(133,003,679)

Decrease in Net Assets	(222,300,743)	(101,202,325)

Net Assets:

Beginning of period	2,608,508,753	2,709,711,078

End of period	$2,386,208,010	$2,608,508,753

See Notes to Financial Statements.

40 | Tax Free Reserves Portfolio 2010 Semi-Annual Report

Financial highlights

For years ended August 31, unless otherwise noted:

	2010[1]		2009	2008	2007	2006	2005

Net assets, end of period (millions)	$2,386		$2,609	$2,710	$1,835	$1,680	$2,261

Total return[2]	0.10%		1.22%	2.54%	3.56%	3.05%	1.88%

Ratios to average net assets:

Gross expenses	0.16%[3]		0.16%	0.16%	0.16%[4]	0.17%	0.23%

Net expenses[5,6,7]	0.15	[3]	0.15	0.15	0.15 [4]	0.15	0.15

Net investment income	0.18	[3]	1.23	2.49	3.51	2.99	1.95

[1]	For the six months ended February 28, 2010 (unaudited).

[2]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[3]	Annualized.

[4]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Portfolio during the period. Without these fees, the gross and net expense ratios would have been 0.16% and 0.15%, respectively.

[5]	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of the Portfolio will not exceed 0.15%.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	The impact to the expense ratio was less than 0.01% as a result of compensating balance agreements.

See Notes to Financial Statements.

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Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Tax Free Reserves Portfolio (the “Portfolio”) is a separate, non-diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland business Trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At February 28, 2010, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the issuance date of the financial statements.

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Portfolio has adopted Financial Accounting Standards Board Codification Topic 820 (formerly, Statement of Financial Accounting Standards No. 157) (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts to a single present amount.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Short-term investments†	—	$2,382,760,246	—	$2,382,760,246

† See Schedule of Investments for additional detailed categorizations.

(b) Interest income and expenses. Interest income consists of interest accrued and discount earned (including both original issue and market discount adjusted for amortization of premium) on the investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the manager.

42 | Tax Free Reserves Portfolio 2010 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

(c) Credit and market risk. The Portfolio may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets, and in some cases are backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, and some may be asset-backed or mortgage-backed securities. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure.

(d) Compensating balance agreements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash deposit with the bank.

(e) Income taxes. The Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code.

Management has analyzed the Portfolio’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of February 28, 2010, no provision for income tax would be required in the Portfolio’s financial statements. The Portfolio’s federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

(f) Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction. Realized gains and losses are calculated on the identified cost basis.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Western Asset Management Company (“Western Asset”) is the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.15% of the Portfolio’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolio. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Portfolio.

During the six months ended February 28, 2010, the Portfolio had a voluntary expense limitation in place of 0.15% of the Portfolio’s average daily net assets.

During the six months ended February 28, 2010, LMPFA waived a portion of its fee in the amount of $117,294.

The manager is permitted to recapture amounts previously forgone or reimbursed to the Portfolio during the same fiscal year if the Portfolio’s total annual operating expenses have fallen to a level below an expense limitation (“expense cap”). In no case will the manager recapture any amount that would result, on any particular business day of the Portfolio, in the Portfolio’s total annual operating expenses exceeding the expense cap.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

Tax Free Reserves Portfolio 2010 Semi-Annual Report | 43

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 (formerly, Statement of Financial Accounting Standards No. 161) (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

During the six months ended February 28, 2010, the Portfolio did not invest in swaps, options, or futures and does not have any intention to do so in the future.

4. Legal matters

Beginning in May 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets Inc. (“CGM”), a former distributor of the Fund, and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including Smith Barney Fund Management LLC (“SBFM”) and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to replead as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against Citigroup Asset Management (“CAM”), SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals. The appeal was fully briefed and oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 5, 2009. The parties currently are awaiting a decision from the U.S. Court of Appeals for the Second Circuit.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

* * *

44 | Tax Free Reserves Portfolio 2010 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM based on the May 31, 2005 settlement order issued against CGM and SBFM by the U.S. Securities and Exchange Commission (“SEC”). The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the adviser for the Smith Barney family of funds, rescission of the Funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

The five actions were subsequently consolidated, and a consolidated complaint was filed. On September 26, 2007, the U.S. District Court for the Southern District of New York issued an order dismissing the consolidated complaint, and judgment was entered. An appeal was filed with the U.S. Court of Appeals for the Second Circuit. After full briefing, oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 4, 2009. On February 16, 2010, the U.S. Court of Appeals for the Second Circuit issued its opinion affirming the dismissal, in part, and vacating and remanding, in part. The opinion affirmed the dismissal with prejudice of plaintiffs’ claim pursuant to Section 36(b) of the Investment Company Act but vacated the dismissal of the Section 10(b) securities fraud claim. The case has been remanded to Judge Pauley of the U.S. District Court for the Southern District of New York.

5. Other matters

On or about May 30, 2006, John Halebian, a purported shareholder of Western Asset New York Tax Free Money Market Fund (known as Western Asset New York Tax Free Money Market Fund effective May 31, 2010, prior to May 31, 2010, the Fund is known as Western Asset / CitiSM New York Tax Free Reserves, and prior to June 1, 2009, formerly known as CitiSM New York Tax Free Reserves), a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit).

The Subject Trust is also named in the complaint as a nominal defendant. The complaint alleges both derivative claims on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures. The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board. The committee, after a thorough review, determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and

Tax Free Reserves Portfolio 2010 Semi-Annual Report | 45

based upon the findings of the committee, subsequently also determined and, adopting the recommendation of the committee, directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian filed an appeal in the U.S. Court of Appeals for the Second Circuit. On December 29, 2009, the U.S. Court of Appeals for the Second Circuit ruled that the propriety of the district court’s dismissal depended upon an unsettled question of Massachusetts state law better addressed by a Massachusetts court and certified the question to the Massachusetts Supreme Judicial Court. Briefing and oral argument are expected to occur during 2010.

46 | Tax Free Reserves Portfolio

Board approval of management and subadvisory agreements (unaudited)

At an in-person meeting of the Board of Trustees of Master Portfolio Trust (the “Trust”) held on November 9-10, 2009, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to the Tax Free Reserves Portfolio, a series of the Trust (the “Fund”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and Western Asset Management Company (the “Subadviser”), an affiliate of the Manager, with respect to the Fund.

Background

The Board received information in advance of the meeting from the Manager to assist it in its consideration of the Management Agreement and the Sub-Advisory Agreement and was given the opportunity to ask questions and request additional information from management. In addition, the Independent Trustees submitted questions to management before the Meeting and considered the responses provided by management before the Meeting. The Board received and considered a variety of information about the Manager and the Subadviser, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The Board noted that the Fund is a “master fund” in a “master-feeder” structure, whereby each feeder fund has the same investment objective and policies as the Fund and invests substantially all of its assets in the Fund. The presentation made to the Board encompassed the Fund and all funds for which the Board has responsibility, including the following feeder funds in the Fund (each a “Feeder Fund”): Western Asset / Citi Tax Free Reserves, a series of Legg Mason Partners Money Market Trust, and Western Asset / Citi Institutional Tax Free Reserves, a series of Legg Mason Partners Institutional Trust. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadviser pursuant to the Sub-Advisory Agreement.

Board approval of management agreement and sub-advisory agreement

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Sub-Advisory Agreement. The Independent Trustees also discussed the proposed continuation of the Management Agreement and the Sub-Advisory Agreement in private sessions with their independent legal counsel at which no representatives of the Manager or Subadviser were present. In approving the Management Agreement and Sub-Advisory Agreement, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreement, and each Trustee may have attributed different weight to the various factors.

Nature, extent and quality of the services under the management agreement and sub-advisory agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadviser under the Management Agreement and the Sub-Advisory Agreement, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadviser took into account the Board’s knowledge and familiarity gained as Trustees of funds in the

Tax Free Reserves Portfolio | 47

Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Subadviser, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadviser had continued to expand as a result of regulatory, market and other developments, including maintaining and monitoring their own and the Fund’s compliance programs. The Board also noted that on a regular basis it received and reviewed information from the Manager and the Subadviser regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources of Legg Mason, Inc., the parent organization of the Manager and the Subadviser. The Board recognized the importance of having a money fund manager with significant resources.

The Board considered the division of responsibilities between the Manager and the Subadviser and the oversight provided by the Manager. The Board also considered the Manager’s and the Subadviser’s brokerage policies and practices. In addition, management also reported to the Board on, among other things, its business plans and organizational changes. The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided) under the Management Agreement and the Sub-Advisory Agreement were satisfactory.

Fund performance

In considering the performance of the Fund, the Board received and considered performance information for each Feeder Fund as well as for a group of funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data, for each Feeder Fund. The Board noted that each Feeder Fund’s performance was the same as the performance of the Fund (except for the effect of fees at the Feeder Fund level), and therefore relevant to the Board’s conclusions regarding the Fund’s performance. The Board was provided with a description of the methodology Lipper used to determine the similarity of each Feeder Fund with the funds included in its Performance Universe. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing each Feeder Fund’s performance against its benchmark and against its peers. In addition, the Board considered the Feeder Funds’ performance in light of overall financial market conditions.

The information comparing the Western Asset / Citi Institutional Tax Free Reserves’ performance to that of its Performance Universe, consisting of all funds classified as institutional tax-exempt money market funds by Lipper, showed, among other data, that the Fund’s performance for the 1-, 3-, 5- and 10-year periods ended June 30, 2009 was above the median. The information comparing Western Asset / Citi Tax Free Reserves’ performance to that of its Performance Universe, consisting of all retail funds classified as tax-exempt money market funds by Lipper, showed, among other data, that its performance for the 1-year period ended June 30, 2009 was slightly above the median and that its performance for the 3-, 5-and 10-year periods ended June 30, 2009 was slightly below the median. The Board noted the explanations from the Manager and the Subadviser concerning Western Asset / Citi Tax Free Reserves’ underperformance versus the peer group for the 3-, 5-, and 10-year periods.

Based on its review, which included careful consideration of all of the factors noted above, the Board concluded that the overall performance of the Fund was satisfactory.

Management fees and expense ratios

The Board reviewed and considered the contractual management fee payable by the Fund to the Manager in light of the nature, extent and quality of the management and sub-advisory services

48 | Tax Free Reserves Portfolio

Board approval of management and subadvisory agreements (unaudited) (cont’d)

provided by the Manager and the Subadviser. The Board also considered that fee waiver and/or expense reimbursement arrangements are currently in place for the Feeder Funds and are expected to continue through December 2011. In addition, the Board noted that the compensation paid to the Subadviser is paid by the Manager, not the Fund, and, accordingly, that the retention of the Subadviser does not increase the fees or expenses otherwise incurred by the Fund’s shareholders.

The Board also received and considered information comparing each Feeder Fund’s contractual management fee (each, a “Contractual Management Fee”) and the actual fee rate (after taking waivers and reimbursements into account) (each, an “Actual Management Fee”) and each Feeder Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected and provided by Lipper. The Board noted that the Feeder Funds’ assets represented a significant portion of the Fund’s assets. The Board noted that each Feeder Fund’s expense information reflected both management fees and total expenses payable by the Feeder Fund as well as management fees and total expenses payable by the Fund, and therefore was relevant to the Board’s conclusions regarding the Fund’s expenses. The Board also reviewed information regarding fees charged by the Manager to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, separate accounts.

The Manager reviewed with the Board the differences in the scope of services provided to the Fund and to these other clients, noting that the Fund is provided with administrative services (including services related to the preparation and maintenance of the Fund’s registration statement and shareholder reports, as well as calculation of the Fund’s net asset value on a daily basis), office facilities, Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences required to manage these different types of accounts. The Board also considered and discussed information about the Subadviser’s fees, including the amount of the management fees retained by the Manager after payment of the subadvisory fee. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

The information comparing each Feeder Fund’s Contractual Management Fee and its Actual Management Fee (which reflects a fee waiver) as well as its actual total expense ratio to its Lipper expense group, consisting of a group (including the Feeder Fund) of either retail no-load funds classified as tax-exempt money market funds or funds classified as institutional tax-exempt money market funds and chosen by Lipper to be comparable to the Feeder Fund, showed the following:

•

For Western Asset / Citi Tax Free Reserves, the Fund’s Contractual Management Fee was above the median, its Actual Management Fee was below the median, and its actual total expense ratio was slightly below the median.

•	For Western Asset / Citi Institutional Tax Free Reserves, the Fund’s Contractual Management Fee, Actual Management Fee, and actual total expense ratio were below the median.

Taking all of the above into consideration, the Board determined that the management fee and the subadvisory fees for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreement.

Manager profitability

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the

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allocation methodologies had been reviewed by an outside consultant two years ago. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund and the type of fund it represented.

Economies of scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as the Fund’s assets grow. The Board noted that, among other things, Western Asset / Citi Tax Free Reserves had not reached the specified asset level at which a breakpoint to its Contractual Management Fee would be triggered and that Western Asset / Citi Institutional Tax Free Reserves had reached such a specified asset level. In addition, with respect to Western Asset / Citi Institutional Tax Free Reserves, the Board noted that the Contractual Management Fee is approximately equivalent to the range of the average of the management fees paid by the other funds in its Lipper expense group at all asset levels. With respect to Western Asset / Citi Tax Free Reserves, the Board noted that the Fund’s Actual Management Fee, which reflects a fee waiver, was below the median of its Expense Group. The Board also considered whether the breakpoint fee structure was a reasonable means of sharing any economies of scale or other efficiencies that might accrue from increases in the Feeder Funds’ asset levels.

The Board determined that the management fee structure for the Fund was reasonable.

Other benefits to the manager and the subadviser

The Board considered other benefits received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadviser to the Fund, the Board considered that the ancillary benefits that the Manager and its affiliates received were reasonable.

* * *

In light of all of the foregoing, the Board determined that the continuation of each of the Management Agreement and Sub-Advisory Agreement would be in the best interests of the Fund’s shareholders and approved the continuation of such agreements for another year.

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable. Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto. Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto. Exhibit 99.906CERT

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Master Portfolio Trust

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Master Portfolio Trust

Date: April 28, 2010

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Master Portfolio Trust

Date: April 28, 2010

By:	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer of
Master Portfolio Trust

Date: April 28, 2010